Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
aug_WorkExpendituresIncurredApplyingToFlowthroughShares
Significant Accounting Policies
a)	Foreign currency translation

The financial statements of the Company and each of its subsidiaries are prepared in its functional currency determined on the basis of the primary economic environment in which such entities operate. The presentation and functional currency of the Company and each of its subsidiaries is the Canadian dollar. Amounts in these financial statements denominated in United States dollars are denoted as US$. The functional currency of the previously held Peruvian subsidiaries was the United States dollar.

Transactions in currencies other than the functional currency are recorded at the rates of exchange prevailing at the transaction dates. At each reporting date, monetary items denominated in foreign currencies are translated into the entity’s functional currency at the then prevailing rates and non-monetary items measured at historical cost are translated into the entity’s functional currency at rates in effect at the date the transaction took place.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period or in previous financial statements are included in the consolidated statement of loss and comprehensive loss for the period in which they arise.

b)	Cash and cash equivalents

Cash and cash equivalents consist of cash and highly liquid short-term investments that are readily convertible to cash and have maturities with terms of less than ninety days and/or with original maturities over ninety days but redeemable on demand without penalty. As at December 31, 2020 and 2019, the Company did not have any cash equivalents.

c)	Property and equipment

Property and equipment is stated at cost less accumulated amortization and impairment losses. Amortization is calculated using the straight-line method over the estimated useful lives as follows:

●	Computer equipment 3 years

●	Machinery and equipment 5-10 years

●	Right-of-use assets useful life or the lease term, whichever is shorter

d)	Mineral property interests and exploration expenditures

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing historical characteristic of many properties. The Company has investigated title to all of its mineral properties and, to the best of its knowledge, title to all of its properties is in good standing.

The Company accounts for mineral property interests in accordance with IFRS 6 – Exploration for and evaluation of mineral properties (“IFRS 6”).

Costs directly related to acquiring the legal right to explore a mineral property including acquisition of licenses, mineral rights, and similar acquisition costs are recognized and capitalized as mineral property interests. Acquisition costs incurred in obtaining the legal right to explore a mineral property are deferred until the legal right is granted and thereon reclassified to mineral property interests. Transaction costs incurred in acquiring an asset are deferred until the transaction is completed and then included in the purchase price of the asset acquired.

Once the legal right to explore a property has been acquired, costs directly related to exploration and evaluation activities including, but not limited to, researching and analyzing existing exploration data, conducting geological studies, exploration drilling and sampling, and payments made to contractors and consultants in connection with the exploration and evaluation of the property, are expensed in the period in which they are incurred as exploration and evaluation costs on the consolidated statement of loss and comprehensive loss.

Costs not directly attributable to exploration and evaluation activities, including general administrative overhead costs, are expensed as administrative costs in the period in which they occur.

As the Company currently has no operational income, any incidental revenues earned in connection with exploration activities are applied as a reduction to exploration and evaluation costs.

When a project is deemed to no longer have commercially viable prospects to the Company, all capitalized acquisition costs in respect of that project are deemed to be impaired. As a result, those costs, in excess of the estimated recoverable amount, are expensed to the consolidated statement of loss and comprehensive loss.

The Company assesses mineral property interests for impairment when facts and circumstances suggest that the carrying amount of the asset may exceed its recoverable amount. The recoverable amount is the higher of the asset’s fair value less costs to sell and its value in use.

Once the technical feasibility and commercial viability of extracting the mineral resources has been determined, the property is considered to be a mine under development at which point the assets and further related costs no longer fall under the guidance of IFRS 6.

e)	Cost-sharing structures

Pursuant to the Eastmain acquisition, the Company acquired a 36.7% interest in the Éléonore South Joint Venture (note 4ii, 9). The arrangement has been scoped out of IFRS 11 – Joint arrangements because the participants do not share joint control. Instead, the joint venture is accounted for as a cost-sharing structure. The Company records its proportionate share of the assets, liabilities, revenue, and expenses incurred by the joint venture in the Company’s consolidated financial statements. Intercompany transactions between the Company and the joint venture are eliminated to the extent of the Company’s interest.

f)	Leases

The Company assesses if a contract is or contains a lease at inception of the contract. Control is considered to exist if the contract conveys the right to control the use of an identified asset during the term of the lease. When a lease is identified, a right-of-use asset and a corresponding lease liability are recognized, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the Company recognizes the lease payments as an expense in profit or loss on a straight-line basis.

Right-of-use assets, which are included in property and equipment, are recognized at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs and decommissioning and restoration costs, less any lease incentives received. Right-of-use assets are depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date discounted by using the rate implicit in the lease or the Company’s incremental borrowing rate, if the rate implicit in the lease cannot be determined. Lease payments included in the measurement of the lease liability are:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable;

●	variable payments that depend on an index or rate;

●	amount expected to be payable by the lessee under residual value guarantees;

●	exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and

●	penalties for terminations, unless the Company is reasonably certain the options will not be exercised.

g)	Provisions

Provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefit will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

h)	Provision for site reclamation and closure

An obligation to incur rehabilitation and site restoration costs arises when an environmental disturbance is caused by the exploration, development, or on-going production of a mineral property interest. Such costs arising from the decommissioning of plant and other site preparation work, discounted to their net present value, are provided for and capitalized at the start of each project as soon as the obligation to incur such costs arises, as well when changes in estimates occur year over year. These costs are charged to the statement of loss and comprehensive loss over the life of the operation through amortization and the unwinding of the discount in the provision.

i)	Impairment of non-financial assets

At each reporting date, the Company reviews the carrying amounts of its assets to determine whether there are any indicators of impairment. If any such indicator exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any.

Where the asset does not generate cash inflows that are independent from other assets, the Company estimates the recoverable amount of the CGU to which the asset belongs. Any intangible asset with an indefinite useful life is tested for impairment annually and whenever there is an indication that the asset may be impaired. An asset’s recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount is reduced to the recoverable amount and an impairment loss is recognized immediately in the statement of loss and comprehensive loss. Where an impairment subsequently reverses, the carrying amount is increased to the revised estimate of recoverable amount but only to the extent that this does not exceed the carrying value that would have been determined if no impairment had previously been recognized. A reversal of impairment is recognized in the statement of loss and comprehensive loss.

j)	Flow-through common shares

Canadian income tax legislation permits companies to issue flow-through instruments whereby the income tax deductions generated by eligible expenditures of the Company, defined in the Income Tax Act (Canada) as qualified Canadian exploration expenses (“CEE”), are claimed by the investors rather than by the Company. Shares issued on a flow-through basis are typically sold at a premium above the market share price which relates to the tax benefits that will flow through to the investors. The Company often issues flow-through shares as part of its equity financing transactions in order to fund its Canadian exploration activities. The Company estimates the portion of the proceeds attributable to the premium as being the excess of the flow-through share price over the market share price of the common shares without the flow-through feature at the time of issuance. The premium is recorded as a liability which represents the Company’s obligation to spend the flow-through funds on eligible expenditures and is amortized through the statement of loss and comprehensive loss as the eligible expenditures are incurred.

k)	Loss per share

Basic loss per share is calculated by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. The diluted loss per share is calculated by dividing the net loss available to common shareholders by the weighted average number of shares outstanding on a diluted basis. The weighted average number of shares outstanding on a diluted basis takes into account the additional shares for the assumed exercise of share options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding share options were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting period.

Share consolidation

On October 9, 2020, the Company consolidated the 112,340,434 common shares outstanding as of that date to 75,900,000 common shares in accordance with the terms of the Transaction. Shares reserved under the Company’s equity incentive plans and bonus warrants outstanding were adjusted to reflect the share consolidation. The Company then issued 34,100,000 common shares to the Eastmain shareholders to acquire Eastmain (note 4ii). All shares and per share data presented in the Company’s consolidated financial statements have been retroactively adjusted to reflect the share consolidation unless otherwise noted.

l)	Share-based compensation

From time to time, the Company grants share options to employees and non-employees. An individual is classified as an employee, versus a non-employee, when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

The fair value of share options, measured using the Black-Scholes option pricing model at the date of grant, is charged to the consolidated statement of loss and comprehensive loss over the vesting period. Performance vesting conditions and forfeitures are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest.

Where the terms and conditions of options are modified before they vest, any change in the fair value of the options, measured immediately before and after the modification, is also charged to the consolidated statement of loss and comprehensive loss over the remaining vesting period.

Equity instruments granted to non-employees are recorded in the consolidated statement of loss and comprehensive loss at the fair value of the goods or services received, unless they are related to the issuance of shares. Amounts related to the issuance of shares are recorded as a reduction of share capital.

When the value of goods or services received in exchange for a share-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model. The expected life used in the model is adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

All equity-settled share-based payments are recorded in the share option and warrant reserve until exercised. Upon exercise, shares are issued from treasury and the amount previously recorded in share option and warrant reserve is reclassified to share capital along with any consideration paid.

m)	Income taxes

Income tax reported in the consolidated statement of loss and comprehensive loss for the period presented comprises current and deferred income tax. Income tax is recognized in the consolidated statement of loss and comprehensive loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current income tax for each taxable entity in the Company is based on the local taxable income at the local statutory tax rate enacted or, substantively enacted, at the reporting date and includes any adjustments to tax payable or recoverable with regards to previous periods.

Deferred income tax is determined using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The amount of deferred income tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using the expected future tax rates enacted or substantively enacted at the reporting date.

A deferred income tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred income tax assets and liabilities are offset only when there is a legally enforceable right to set off current tax assets against current tax liabilities, when they relate to income taxes levied by the same taxation authority and the Company intends to settle its tax assets and liabilities on a net basis.

n)	Financial instruments

The Company recognizes financial assets and liabilities on its consolidated statement of financial position when it becomes a party to the contract creating the asset or liability.

On initial recognition, all financial assets and liabilities are recorded by the Company at fair value, net of attributable transaction costs, except for financial assets and liabilities classified as fair value through profit or loss for which transaction costs are expensed in the period in which they are incurred.

Amortized cost

Financial assets that meet the following conditions are measured subsequently at amortized cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. Interest income is recognized using the effective interest method.

The Company's financial assets at amortized cost primarily include cash, restricted cash, amounts receivable, and deposits.

Fair value through other comprehensive income ("FVTOCI")

Financial assets that meet the following conditions are measured at FVTOCI:

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Company does not have any financial assets classified as FVTOCI at December 31, 2020.

On initial recognition, the Company may make an irrevocable election (on an instrument-by-instrument basis) to designate investments in equity instruments that would otherwise be measured at fair value through profit or loss to present subsequent changes in fair value in other comprehensive income. Designation at FVTOCI is not permitted if the equity investment is held for trading or if it is contingent consideration recognized by an acquirer in a business combination. Investments in equity instruments at FVTOCI are initially measured at fair value plus transaction costs. Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognized in OCI. The cumulative gain or loss is not reclassified to profit or loss on disposal of the equity instrument, instead, it is transferred to deficit.

Financial assets measured subsequently at fair value through profit or loss (“FVTPL”)

By default, all other financial assets are measured subsequently at FVTPL.

The Company, at initial recognition, may also irrevocably designate a financial asset as measured at FVTPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.

Financial assets measured at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss to the extent they are not part of a designated hedging relationship. Fair value is determined in the manner described in note 21.

Financial liabilities and equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements, and the definitions of a financial liability and an equity instrument.

An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs. Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue, or cancellation of the Company’s own equity instruments.

Financial liabilities that are not contingent consideration of an acquirer in a business combination, held for trading, or designated as at FVTPL, are measured at amortized cost using the effective interest method.

The Company's financial liabilities measured at amortized cost primarily include accounts payable and accrued liabilities, and prior to its extinguishment, the Bridge Loan (note 21).

Impairment

The Company recognizes a loss allowance for expected credit losses on its financial assets. The amount of expected credit losses is updated at each reporting period to reflect changes in credit risk since initial recognition of the respective financial instruments.

o)	Discontinued operation

A discontinued operation is a component of the Company that either has been disposed of or is classified as held for sale and: (i) represents a separate major line of business or geographical area of operation; (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operation; or (iii) is a subsidiary acquired exclusively with a view to resell.

A component of the Company comprises an operation and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Company. Resulting from the Transaction, the Company has classified the Peruvian properties as a discontinued operation and has presented them as such in the consolidated statement of loss and comprehensive loss and consolidated statement of cash flow. Comparative information has been restated to conform to the disclosure requirements.

p)	Comprehensive loss

Other comprehensive loss is the change in net assets arising from transactions and other events and circumstances from non-owner sources. Comprehensive loss comprises net loss and other comprehensive loss. Foreign currency translation differences arising on translation of subsidiaries with a different functional currency are also included in other comprehensive loss. As of October 9, 2020, following the disposition of the Peruvian subsidiaries, Fury Gold does not have any foreign subsidiaries (note 4i).

q)	Changes in accounting standards

The Company has adopted the following amended accounting standards and policies effective January 1, 2020:

Amendments to IAS 1 – Presentation of Financial Statements and IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors

In October 2018, the IASB issued Amendments to IAS 1 and IAS 8 to clarify the definition of material in IAS 1 and align the definition across the standards. The amendments are not intended to alter the underlying concept of materiality in IFRS standards. The concept of “obscuring” material information with immaterial information has been included as part of the new definition. The threshold for materiality influencing users has been changed from “could influence” to “could reasonably be expected to influence”.

The definition of material in IAS 8 has been replaced by a reference to the definition of material in IAS 1. In addition, the IASB amended other Standards and the Conceptual Framework that contain a definition of material or refer to the term “material” to ensure consistency.

The Company adopted the amendments to IAS 1 and IAS 8 effective January 1, 2020, which did not have a material impact on the Company’s consolidated financial statements.

Amendments to IFRS 3 – Business Combinations

In October 2018, the IASB issued narrow-scope amendments to IFRS 3 to help entities determine whether an acquired set of activities and assets is a business or not. The amendments, which are effective for annual reporting periods beginning on or after January 1, 2020, clarify the minimum requirements to be a business, remove the assessment of a market participant’s ability to replace missing elements, narrow the definition of outputs, add guidance to assess whether an acquired process is substantive, and introduce an optional concentration test to permit a simplified assessment.

The Company applied the optional concentration test when performing an assessment of whether the acquisition of Eastmain comprised an asset acquisition or business combination. It was determined that the parameters of the concentration test were met; therefore, the transaction was determined to be an asset acquisition (note 4ii).

Amendments to IFRS 16 – Leases

To provide practical relief to lessees in accounting for rent concessions arising as a result of COVID-19, the IASB proposed an amendment to IFRS 16 which provide lessees with a practical expedient that relieves a lessee from assessing whether a COVID-19 related rent concession is a lease modification. The amendment is effective for annual reporting periods beginning on or after June 1, 2020, with earlier application permitted.

This amendment is not expected to have a significant impact to the Company’s consolidated financial statements as the Company has not received any COVID-19 related rent concessions as of the date of these consolidated financial statements.

New and amended standards not yet effective

Certain new accounting standards and interpretations have been issued but were not effective for the year ended December 31, 2020, and they have not been early adopted. The Company is currently assessing the new and amended standards’ impact on its consolidated financial statements; however, they are not expected to have a material impact on the Company’s current or future reporting periods.

Amendments to IAS 1 – Classification of Liabilities as Current or Non-current

The amendments to IAS 1 affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income, or expenses, or the information disclosed about those items.

The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of “settlement” to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets, or services.

The amendments are applied retrospectively for annual periods beginning on or after January 1, 2023, with early application permitted.

Amendments to IAS 16 – Property, Plant and Equipment—Proceeds before Intended Use

The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use, i.e. proceeds while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Consequently, an entity recognises such sales proceeds and related costs in profit or loss. The entity measures the cost of those items in accordance with IAS 2 – Inventories.

The amendments also clarify the meaning of “testing whether an asset is functioning properly”. IAS 16 now specifies this as assessing whether the technical and physical performance of the asset is such that it is capable of being used in the production or supply of goods or services, for rental to others, or for administrative purposes.

If not presented separately in the statement of comprehensive income or loss, the financial statements shall disclose the amounts of proceeds and cost included in profit or loss that relate to items produced that are not an output of the entity’s ordinary activities, and which line items in the statement of comprehensive income or loss include such proceeds and cost.

The amendments are applied retrospectively, but only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments.

The entity shall recognise the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at the beginning of that earliest period presented.

The amendments are effective for annual periods beginning on or after January 1, 2022, with early application permitted.